Fair value of financial instruments	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Fair value of financial instruments
Note 3 Fair value of financial instruments

Carrying value and fair value of financial instruments

The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. Refer to Note 2 and Note 3 of our audited 2018 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at January 31, 2019
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$22,856	$–	$–	$15,797	$15,797	$38,653	$38,653
Securities
Trading	130,542	7,631	–	–	–	–	138,173	138,173
Investment, net of applicable allowance	–	–	51,366	529	45,764	45,546	97,659	97,441
	130,542	7,631	51,366	529	45,764	45,546	235,832	235,614
Assets purchased under reverse repurchase agreements and securities borrowed	223,953	–	–	–	73,707	73,707	297,660	297,660
Loans, net of applicable allowance
Retail	118	194	95	–	399,325	397,339	399,732	397,746
Wholesale	6,671	1,643	463	–	181,311	179,595	190,088	188,372
	6,789	1,837	558	–	580,636	576,934	589,820	586,118
Other
Derivatives	84,816	–	–	–	–	–	84,816	84,816
Other assets (1)	1,350	–	–	–	45,372	45,372	46,722	46,722
Financial liabilities
Deposits
Personal	$146	$15,088			$264,937	$264,491	$280,171	$279,725
Business and government (2)	12	110,561			429,661	430,314	540,234	540,887
Bank (3)	–	5,942			26,217	26,256	32,159	32,198
	158	131,591			720,815	721,061	852,564	852,810
Other
Obligations related to securities sold short	33,242	–			–	–	33,242	33,242
Obligations related to assets sold under repurchase agreements and securities loaned	–	218,297			6,232	6,234	224,529	224,531
Derivatives	81,766	–			–	–	81,766	81,766
Other liabilities (4)	(1,113)	23			60,616	60,578	59,526	59,488
Subordinated debentures	–	–			9,255	9,416	9,255	9,416

	As at October 31, 2018
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$20,274	$–	$–	$16,197	$16,197	$36,471	$36,471
Securities
Trading	121,031	7,227	–	–	–	–	128,258	128,258
Investment, net of applicable allowance	–	–	48,093	406	46,109	45,367	94,608	93,866
	121,031	7,227	48,093	406	46,109	45,367	222,866	222,124
Assets purchased under reverse repurchase agreements and securities borrowed	219,108	–	–	–	75,494	75,490	294,602	294,598
Loans, net of applicable allowance
Retail	69	190	94	–	397,102	394,051	397,455	394,404
Wholesale	7,129	1,540	458	–	170,236	168,087	179,363	177,214
	7,198	1,730	552	–	567,338	562,138	576,818	571,618
Other
Derivatives	94,039	–	–	–	–	–	94,039	94,039
Other assets (1)	1,373	–	–	–	46,205	46,205	47,578	47,578
Financial liabilities
Deposits
Personal	$150	$14,602			$255,402	$255,115	$270,154	$269,867
Business and government (2)	(11)	103,446			430,936	431,158	534,371	534,593
Bank (3)	–	7,072			25,449	25,462	32,521	32,534
	139	125,120			711,787	711,735	837,046	836,994
Other
Obligations related to securities sold short	32,247	–			–	–	32,247	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	–	201,839			4,975	4,976	206,814	206,815
Derivatives	90,238	–			–	–	90,238	90,238
Other liabilities (4)	(1,434)	18			54,917	54,880	53,501	53,464
Subordinated debentures	–	–			9,131	9,319	9,131	9,319

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	January 31, 2019							October 31, 2018
	Fair value measurements using			Total gross fair value	Netting adjustments		Assets/ liabilities at fair value	Fair value measurements using			Total gross fair value	Netting adjustments		Assets/ liabilities at fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3					Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$22,856	$–	$22,856	$		$22,856	$–	$20,274	$–	$20,274	$		$20,274
Securities
Trading
Issued or guaranteed
Canadian government debt (1)
Federal	11,168	5,725	–	16,893			16,893	8,342	6,231	–	14,573			14,573
Provincial and municipal	–	11,679	–	11,679			11,679	–	11,350	–	11,350			11,350
U.S. state, municipal and agencies debt (1)	979	43,329	65	44,373			44,373	2,068	31,030	66	33,164			33,164
Other OECD government debt (2)	2,941	5,917	–	8,858			8,858	1,151	9,018	–	10,169			10,169
Mortgage-backed securities (1)	–	965	–	965			965	–	1,001	–	1,001			1,001
Asset-backed securities
Non-CDO securities (3)	–	797	9	806			806	–	1,023	110	1,133			1,133
Corporate debt and other debt	–	20,900	22	20,922			20,922	2	22,303	21	22,326			22,326
Equities	30,316	2,285	1,076	33,677			33,677	30,847	2,547	1,148	34,542			34,542
	45,404	91,597	1,172	138,173			138,173	42,410	84,503	1,345	128,258			128,258
Investment
Issued or guaranteed
Canadian government debt (1)
Federal	–	527	–	527			527	–	238	–	238			238
Provincial and municipal	–	2,281	–	2,281			2,281	–	1,554	–	1,554			1,554
U.S. state, municipal and agencies debt (1)	34	18,142	–	18,176			18,176	–	18,136	–	18,136			18,136
Other OECD government debt	–	1,964	–	1,964			1,964	–	1,470	–	1,470			1,470
Mortgage-backed securities (1)	–	2,226	27	2,253			2,253	–	2,174	–	2,174			2,174
Asset-backed securities
CDO	–	6,424	–	6,424			6,424	–	6,239	–	6,239			6,239
Non-CDO securities	–	891	–	891			891	–	863	–	863			863
Corporate debt and other debt	–	18,715	135	18,850			18,850	–	17,227	192	17,419			17,419
Equities	41	217	247	505			505	42	103	237	382			382
Loan substitute securities	–	24	–	24			24	–	24	–	24			24
	75	51,411	409	51,895			51,895	42	48,028	429	48,499			48,499
Assets purchased under reverse repurchase agreements and securities borrowed	–	223,953	–	223,953			223,953	–	219,108	–	219,108			219,108
Loans	–	8,358	826	9,184			9,184	–	8,929	551	9,480			9,480
Other
Derivatives
Interest rate contracts	–	35,044	209	35,253			35,253	1	33,862	222	34,085			34,085
Foreign exchange contracts	–	33,819	42	33,861			33,861	–	43,253	53	43,306			43,306
Credit derivatives	–	134	–	134			134	–	38	–	38			38
Other contracts	4,720	11,656	159	16,535			16,535	5,868	11,654	296	17,818			17,818
Valuation adjustments	–	(441)	10	(431)			(431)	–	(631)	6	(625)			(625)
Total gross derivatives	4,720	80,212	420	85,352			85,352	5,869	88,176	577	94,622			94,622
Netting adjustments						(536)	(536)						(583)	(583)
Total derivatives							84,816							94,039
Other assets	1,105	184	61	1,350			1,350	1,020	288	65	1,373			1,373
	$51,304	$478,571	$2,888	$532,763		$(536)	$532,227	$49,341	$469,306	$2,967	$521,614		$(583)	$521,031
Financial Liabilities
Deposits
Personal	$–	$15,143	$91	$15,234	$		$15,234	$–	$14,362	$390	$14,752	$		$14,752
Business and government	–	110,573	–	110,573			110,573	–	103,440	(5)	103,435			103,435
Bank	–	5,942	–	5,942			5,942	–	7,072	–	7,072			7,072
Other
Obligations related to securities sold short	18,124	15,118	–	33,242			33,242	17,732	14,515	–	32,247			32,247
Obligations related to assets sold under repurchase agreements and securities loaned	–	218,297	–	218,297			218,297	–	201,839	–	201,839			201,839
Derivatives
Interest rate contracts	–	29,658	759	30,417			30,417	–	29,620	726	30,346			30,346
Foreign exchange contracts	–	34,285	30	34,315			34,315	–	41,836	32	41,868			41,868
Credit derivatives	–	208	–	208			208	–	94	–	94			94
Other contracts	3,135	13,674	261	17,070			17,070	4,369	13,730	380	18,479			18,479
Valuation adjustments	–	295	(3)	292			292	–	29	5	34			34
Total gross derivatives	3,135	78,120	1,047	82,302			82,302	4,369	85,309	1,143	90,821			90,821
Netting adjustments						(536)	(536)						(583)	(583)
Total derivatives							81,766							90,238
Other liabilities	262	(1,404)	52	(1,090)			(1,090)	170	(1,654)	68	(1,416)			(1,416)
	$21,521	$441,789	$1,190	$464,500		$(536)	$463,964	$22,271	$424,883	$1,596	$448,750		$(583)	$448,167

(1)	As at January 31, 2019, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $28,175 million and $nil (October 31, 2018 – $16,776 million and $nil), respectively, and in all fair value levels of Investment securities were $4,961 million and $1,450 million (October 31, 2018 – $4,713 million and $1,348 million), respectively.
(2)	OECD stands for Organisation for Economic Co-operation and Development.
(3)	CDO stands for collateralized debt obligations.

Quantitative information about fair value measurements using significant unobservable inputs (Level 3 Instruments)

A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its unobservable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.

During the three months ended January 31, 2019, there were no significant changes made to the valuation techniques and ranges and weighted averages of unobservable inputs used in the determination of fair value of Level 3 financial instruments. As at January 31, 2019, the impacts of adjusting one or more of the unobservable inputs by reasonably possible alternative assumptions did not change significantly from the impacts disclosed in our 2018 Annual Consolidated Financial Statements.

Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended January 31, 2019
(Millions of Canadian dollars)	Fair value at beginning of period	Total realized/ unrealized gains (losses) included in earnings	Total unrealized gains (losses) included in OCI (1)	Purchases of assets/ issuances of liabilities	Sales of assets/ settlements of liabilities and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Changes in unrealized gains (losses) included in earnings for assets and liabilities for positions still held
Assets
Securities
Trading
Issued or guaranteed
U.S. state, municipal and agencies debt	$66	$(1)	$–	$–	$–	$–	$–	$65	$–
Asset-backed securities
Non-CDO securities	110	15	–	–	(116)	–	–	9	1
Corporate debt and other debt	21	1	–	–	–	–	–	22	–
Equities	1,148	(18)	–	80	(143)	9	–	1,076	(5)
	1,345	(3)	–	80	(259)	9	–	1,172	(4)
Investment
Mortgage-backed securities	–	–	–	27	–	–	–	27	n.a.
Corporate debt and other debt	192	(3)	2	–	(56)	–	–	135	n.a.
Equities	237	–	10	–	–	–	–	247	n.a.
Loan substitute securities	–	–	–	–	–	–	–	–	n.a.
	429	(3)	12	27	(56)	–	–	409	n.a.
Loans	551	17	1	264	(2)	–	(5)	826	16
Other
Net derivative balances (3)
Interest rate contracts	(504)	(68)	–	–	40	2	(20)	(550)	(6)
Foreign exchange contracts	21	(7)	6	2	–	(1)	(9)	12	(1)
Credit derivatives	–	–	–	–	–	–	–	–	–
Other contracts	(84)	45	–	(9)	(23)	(17)	(14)	(102)	60
Valuation adjustments	1	–	–	–	12	–	–	13	–
Other assets	65	–	–	–	(4)	–	–	61	–
	$1,824	$(19)	$19	$364	$(292)	$(7)	$(48)	$1,841	$65
Liabilities
Deposits
Personal	$(390)	$(30)	$(1)	$(9)	$5	$(18)	$352	$(91)	$2
Business and government	5	–	–	–	–	–	(5)	–	–
Other
Other liabilities	(68)	–	–	–	16	–	–	(52)	1
	$(453)	$(30)	$(1)	$(9)	$21	$(18)	$347	$(143)	$3
	For the three months ended January 31, 2018
(Millions of Canadian dollars)	Fair value at beginning of period	Total realized/ unrealized gains (losses) included in earnings	Total unrealized gains (losses) included in OCI (1)	Purchases of assets/ issuances of liabilities	Sales of assets/ settlements of liabilities and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Changes in unrealized gains (losses) included in earnings for assets and liabilities for positions still held
Assets
Securities
Trading
Issued or guaranteed
U.S. state, municipal and agencies debt	$508	$4	$(13)	$–	$(312)	$–	$–	$187	$(5)
Asset-backed securities
Non-CDO securities	196	12	(6)	–	(6)	–	–	196	10
Corporate debt and other debt	30	(1)	–	–	–	–	–	29	(1)
Equities	923	(68)	(21)	179	(40)	4	(2)	975	(43)
	1,657	(53)	(40)	179	(358)	4	(2)	1,387	(39)
Investment
Mortgage-backed securities	–	–	–	–	–	–	–	–	n.a.
Corporate debt and other debt	29	(5)	4	–	–	–	–	28	n.a.
Equities	217	–	26	–	3	–	–	246	n.a.
Loan substitute securities	3	–	–	–	–	–	–	3	n.a.
	249	(5)	30	–	3	–	–	277	n.a.
Loans	477	(1)	(1)	50	(4)	–	–	521	(1)
Other
Net derivative balances (3)
Interest rate contracts	(455)	45	–	27	1	–	(130)	(512)	46
Foreign exchange contracts	21	6	1	–	4	1	–	33	4
Credit derivatives	–	–	–	–	–	–	–	–	–
Other contracts	(181)	53	6	(30)	(2)	(34)	31	(157)	24
Valuation adjustments	(16)	–	–	–	5	–	–	(11)	–
Other assets	–	–	–	–	–	–	–	–	–
	$1,752	$45	$(4)	$226	$ (351)	$ (29)	$ (101)	$1,538	$34
Liabilities
Deposits
Personal	$(465)	$(31)	$4	$(149)	$22	$(52)	$117	$(554)	$(24)
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(24)	(1)	1	(5)	1	–	–	(28)	–
	$(489)	$(32)	$5	$(154)	$23	$ (52)	$117	$(582)	$(24)

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $11 million for the three months ended January 31, 2019 (January 31, 2018 – gains of $32 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at January 31, 2019 included derivative assets of $420 million (January 31, 2018 – $485 million) and derivative liabilities of $1,047 million (January 31, 2018 – $1,132 million).
n.a.	not applicable

Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis

Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).

During the three months ended January 31, 2019, transfers out of Level 1 to Level 2 included Trading U.S. state, municipal and agencies debt and Obligations related to securities sold short of $497 million and $172 million, respectively.

During the three months ended January 31, 2019 there were no transfers out of Level 2 to Level 1.

Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.

During the three months ended January 31, 2019, significant transfers out of Level 3 to Level 2 include:

•

$8 million of OTC equity options in Other contracts, comprised of $203 million of derivative related assets and $195 million of derivative related liabilities, due to a change in the market observability of inputs.

•	$352 million of Personal deposits, due to changes in the significance of the unobservable inputs and market observability of inputs used to calculate fair values.

Net interest income from financial instruments

Interest and dividend income arising from financial assets and financial liabilities and the associated costs of funding are reported in Net interest income.

	For the three months ended
(Millions of Canadian dollars)	January 31 2019	January 31 2018
Interest income and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$2,794	$1,644
Financial instruments measured at fair value through other comprehensive income	272	152
Financial instruments measured at amortized cost	7,083	5,744
	10,149	7,540
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$2,730	$1,410
Financial instruments measured at amortized cost	2,535	1,685
	5,265	3,095
Net interest income	$4,884	$4,445

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Interest income of $129 million (January 31, 2018 – $124 million), and Interest expense of $1 million (January 31, 2018 – $2 million).
(2)	Includes dividend income for the three months ended January 31, 2019 of $437 million (January 31, 2018 – $367 million), which is presented in Interest and dividend income in the Condensed Consolidated Statements of Income.